SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Foresea Holdings SA	19,278	$ 224,588
[a,b]	Malamute Energy, Inc.	847	847
			225,435
	Telecommunication Services — 0.0%
	Diversified Telecommunication Services — 0.0%
[a,b]	Digicel Holdings Ltd.	24,516	22,235
			22,235
	Total Common Stock (Cost $1,763,028)		247,670
	Preferred Stock — 0.5%
	Capital Goods — 0.1%
	Trading Companies & Distributors — 0.1%
[c,d]	WESCO International, Inc. Series A 10.625% (5-Yr. CMT + 10.330%), 6/22/2025	388,514	9,914,878
			9,914,878
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[c]	Summit Midstream Corp. Series A 12.638%, 12/30/2024	21,140	3,307,395
			3,307,395
	Financial Services — 0.4%
	Capital Markets — 0.4%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	510,000	12,653,100
[a,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	864	20,493,216
			33,146,316
	Total Preferred Stock (Cost $46,769,638)		46,368,589
	Asset Backed Securities — 9.6%
	Auto Receivables — 2.3%
[e]	ACM Auto Trust, Series 2023-2A Class A, 7.97% due 6/20/2030	$ 1,523,929	1,531,060
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2021-1A Class C, 3.77% due 3/15/2027	900,000	897,183
[e]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	843,088
[e]	Series 2024-1A Class A, 6.46% due 4/17/2028	3,054,327	3,088,020
	BOF URSA VI Funding Trust I,
[e]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	1,717,267	1,733,310
[e]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	3,809,217	3,833,167
[e]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	4,497,129	4,528,925
[e]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	6,625,974	6,732,489
	Carvana Auto Receivables Trust,
[e]	Series 2019-2A Class R, due 4/15/2026	47,500	6,698,237
[e]	Series 2019-4A Class R, due 10/15/2026	8,000	2,369,401
[e]	Series 2020-P1 Class R, due 9/8/2027	20,000	1,511,437
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	518,958
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	1,775,306
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	1,342,435
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	1,365,451
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	1,427,210
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	6,000,000	5,991,845
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,331,343
[e]	Series 2022-P1 Class XS, due 1/10/2029	271,441,596	1,085,115
[e]	Series 2023-N1 Class A, 6.36% due 4/12/2027	1,292,326	1,295,339
[e]	Series 2023-N3 Class A, 6.41% due 9/10/2027	1,463,224	1,471,399
[e]	Series 2023-N4 Class A, 6.42% due 1/10/2028	2,139,895	2,155,471
	CPS Auto Receivables Trust,
[e]	Series 2020-C Class F, 6.67% due 11/15/2027	1,000,000	1,000,583

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2022-C Class C, 5.28% due 4/15/2030	$ 3,002,000	$ 3,005,742
[e]	Series 2023-D Class B, 6.78% due 3/15/2028	10,990,000	11,143,993
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,000,000	9,828,849
[e]	DT Auto Owner Trust, Series 2021-3A Class D, 1.31% due 5/17/2027	4,066,254	3,967,213
	Exeter Automobile Receivables Trust, Series 2021-1A Class D, 1.08% due 11/16/2026	937,469	927,894
[e]	FHF Issuer Trust, Series 2024-3A Class A2, 4.94% due 11/15/2030	7,890,000	7,877,837
	FHF Trust,
[e]	Series 2021-2A Class A, 0.83% due 12/15/2026	327,790	325,428
[e]	Series 2022-2A Class A, 6.14% due 12/15/2027	2,048,065	2,056,905
[e]	Series 2023-1A Class A2, 6.57% due 6/15/2028	2,348,679	2,372,110
[e]	First Investors Auto Owner Trust, Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	4,965,867
	Flagship Credit Auto Trust,
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	1,471,780
[e]	Series 2019-4 Class D, 3.12% due 1/15/2026	152,067	151,872
[e]	Series 2019-4 Class R, due 3/15/2027	26,000	1,405,623
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	4,896,408
	GLS Auto Receivables Issuer Trust,
[e]	Series 2021-4A Class C, 1.94% due 10/15/2027	1,530,002	1,522,850
[e]	Series 2021-4A Class D, 2.48% due 10/15/2027	11,778,000	11,503,578
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2020-1 Class R, 33.784% due 1/25/2028	398,909	402,707
[e]	Series 2020-2 Class R, 31.355% due 2/25/2028	3,760,805	3,791,986
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	2,728,893	2,914,868
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	3,950,000	4,010,610
[d,e]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.248% (SOFR30A + 2.65%) due 11/15/2027	17,500,000	17,552,745
	Lendbuzz Securitization Trust,
[e]	Series 2022-1A Class A, 4.22% due 5/17/2027	4,949,304	4,919,451
[e]	Series 2023-2A Class A2, 7.09% due 10/16/2028	2,698,151	2,741,915
	Lobel Automobile Receivables Trust,
[e]	Series 2023-1 Class A, 6.97% due 7/15/2026	191,147	191,293
[e]	Series 2023-2 Class A, 7.59% due 4/16/2029	2,629,170	2,653,195
[e,f]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	981,295	984,671
	Research-Driven Pagaya Motor Asset Trust,
[e]	Series 2023-3A Class A, 7.13% due 1/26/2032	10,893,591	11,005,780
[e]	Series 2023-4A Class A, 7.54% due 3/25/2032	6,848,172	6,945,933
[e]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	7,727,901	7,809,131
[e]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	4,757,944	4,797,628
	Santander Consumer Auto Receivables Trust,
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	2,989,851
[e]	Series 2021-AA Class R, due 8/15/2028	28,500	1,548,506
[e]	Santander Drive Auto Receivables Trust, Series 2023-S1 Class R1, 8.14% due 4/18/2028	9,974,522	10,131,489
	Tricolor Auto Securitization Trust,
[e]	Series 2024-2A Class A, 6.36% due 12/15/2027	4,082,846	4,109,933
[e]	Series 2024-3A Class A, 5.22% due 6/15/2028	5,649,314	5,666,561
	United Auto Credit Securitization Trust,
[e]	Series 2022-1 Class R, due 11/10/2028	37,000	1,003,843
[e]	Series 2024-1 Class A, 6.17% due 8/10/2026	1,374,945	1,377,956
			223,500,773
	Credit Card — 0.7%
[e]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	11,173,000	11,301,401
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2024-A Class A, 5.78% due 12/15/2032	5,000,000	5,015,139
[e]	Series 2024-A Class D, 9.42% due 12/15/2032	7,843,000	7,886,148
	Mercury Financial Credit Card Master Trust,
[e]	Series 2023-1A Class A, 8.04% due 9/20/2027	14,600,000	14,620,234
[e]	Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,904,797
	Mission Lane Credit Card Master Trust,
[e]	Series 2023-B Class A, 7.69% due 11/15/2028	8,000,000	8,071,248
[e]	Series 2024-A Class A1, 6.20% due 8/15/2029	4,700,000	4,726,994
			61,525,961
	Other Asset Backed — 5.2%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 4.712% (TSFR1M + 0.31%) due 9/15/2041	451,282	448,569
[e]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	58,555	58,083

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	$ 4,245,228	$ 4,263,671
	AMCR ABS Trust,
[e]	Series 2023-1A Class A, 7.66% due 1/21/2031	932,134	935,105
[e]	Series 2024-A Class A, 6.26% due 8/18/2031	2,112,115	2,122,164
[e]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	8,152,000	8,140,447
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	10,685,654	10,412,818
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	1,420,522	1,268,752
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,944,190	2,761,874
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	3,561,371	3,144,577
[e]	Arm Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1 Class A, 2.43% due 11/15/2027	6,187,150	6,148,311
[e]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	2,697,360	2,728,066
	BHG Securitization Trust,
[e]	Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	2,050,475
[e]	Series 2021-B Class A, 0.90% due 10/17/2034	224,000	223,239
[e]	Series 2022-A Class A, 1.71% due 2/20/2035	860,821	858,987
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 6.50% due 12/16/2041	2,255,847	2,251,245
[d,e]	Cascade MH Asset Trust, Series 2021-MH1 Class B3, 7.704% due 2/25/2046	1,936,119	1,675,643
[e,f]	CFG Investments Ltd., Series 2023-1 Class A, 8.56% due 7/25/2034	7,400,000	7,414,780
[e]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	455,044	446,148
[e]	ClickLease Equipment Receivables Trust, Series 2024-1 Class A, 6.86% due 2/15/2030	3,752,537	3,764,134
[d,e]	Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class CERT, due 12/15/2026	100,000	17,257
[e]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	1,523,167	1,524,121
[e]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	10,415,131	10,495,833
[e]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	1,875,701	1,886,058
[e]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	16,375,000	15,995,043
[e]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	2,846,516	2,878,894
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	19,150,000	17,892,224
[e]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	10,187,971
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,055	1,448,962
[e]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	11,431,789	11,326,918
[e]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	11,030,175	10,562,566
	Foundation Finance Trust,
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	571,690
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	2,089,087	2,071,625
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	3,952,350
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	1,068,622	981,092
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	1,615,578	1,565,051
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	1,026,826	955,307
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,674,187	3,630,781
[e]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	5,569,466	5,619,259
	Goldman Home Improvement Trust Issuer Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	2,486,626	2,384,738
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	2,069,446
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	1,393,896	1,381,781
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	8,172,249	6,635,400
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class A, 2.10% due 5/20/2048	1,838,490	1,391,146
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	3,977,630	2,775,239
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	10,361,707	7,868,324
[e]	Series 2021-5CS Class A, 2.31% due 10/20/2048	13,619,261	10,523,775
[e]	Series 2022-1GS Class A, 2.70% due 1/20/2049	16,339,720	12,974,074
[d,e]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.182% (SOFR90A + 2.25%) due 3/1/2027	5,545,489	5,557,045
[e]	GreenSky Home Improvement Issuer Trust, Series 2024-2 Class A2, 5.25% due 10/27/2059	17,500,000	17,539,225
	GreenSky Home Improvement Trust,
[e]	Series 2024-1 Class A2, 5.88% due 6/25/2059	5,711,033	5,746,736
[e]	Series 2024-1 Class E, 9.00% due 6/25/2059	5,000,000	5,096,005
[d,e]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.975% (SOFR30A + 2.25%) due 12/25/2051	12,398,164	12,398,104
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	753,625	656,074
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	615,719	601,407
	InStar Leasing III LLC,
[e]	Series 2021-1A Class A, 2.30% due 2/15/2054	4,112,892	3,641,867
[e]	Series 2021-1A Class C, 5.29% due 2/15/2054	3,856,176	3,499,164
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	3,046,859	3,034,682

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	$ 8,349,723	$ 6,990,715
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	1,075,979
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	60
[e]	Series 2022-B Class A, 4.77% due 10/15/2029	268,690	268,499
[e]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	207,039	206,178
	Loanpal Solar Loan Ltd.,
[e]	Series 2021-1GS Class A, 2.29% due 1/20/2048	1,114,598	877,496
[e,g]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	6,017,014
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	2,880,183	1,946,120
[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	2,691,295
	Marlette Funding Trust,
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	148,826
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	295,920
[e]	Series 2021-3A Class R, due 12/15/2031	53,946	1,032,327
[e]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	3,978,166	4,045,719
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	606,714	574,230
[e]	Series 2020-2A Class R, due 8/20/2046	1,549,937	631,926
[e]	Series 2021-1A Class R, due 12/20/2046	8,600,000	864,188
[e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	810,532
[e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	463,971
	NetCredit Combined Receivables LLC,
[e]	Series 2023-A Class A, 7.78% due 12/20/2027	1,889,016	1,910,180
[e]	Series 2024-A Class A, 7.43% due 10/21/2030	2,240,817	2,256,967
[e]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	19,365,000	17,861,741
[d,e]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,000	288,671
	Oportun Issuance Trust,
[e]	Series 2021-B Class A, 1.47% due 5/8/2031	4,451,138	4,324,712
[e]	Series 2021-C Class A, 2.18% due 10/8/2031	14,357,621	13,939,796
[e]	Series 2022-A Class A, 5.05% due 6/9/2031	7,856,852	7,849,530
[e]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	544,918	538,198
	Pagaya AI Debt Trust,
[e]	Series 2023-1 Class A, 7.556% due 7/15/2030	426,480	427,016
[d,e]	Series 2023-5 Class AB, 7.571% due 4/15/2031	1,729,914	1,736,468
[e]	Series 2023-5 Class C, 9.099% due 4/15/2031	5,449,954	5,564,592
[e]	Series 2024-1 Class A, 6.66% due 7/15/2031	1,987,681	2,008,485
[e]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	6,578,990	6,648,310
	Prosper Marketplace Issuance Trust,
[d,e]	Series 2019-3A Class CERT, due 7/15/2025	101,327,127	1,520
[e]	Series 2023-1A Class A, 7.06% due 7/16/2029	488,291	489,274
[e]	Series 2024-1A Class A, 6.12% due 8/15/2029	5,492,697	5,509,421
	Prosper Pass-Thru Trust II,
[e]	Series 2019-ST1 Class CERT, due 7/15/2025	13,363,728	4,983
[e]	Series 2019-ST2 Class R1, due 11/15/2025	6,385,267	12,036
[e]	Series 2019-ST2 Class R2, due 11/15/2025	3,193,133	5,856
[e]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	179,301	179,582
[e]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	7,399,051	7,290,514
[e]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,100,000	12,058,613
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	9,193,835	8,884,342
[e]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	1,636,245	1,716,434
[e]	SolarCity LMC Series I LLC, Series 2013-1 Class A, 4.80% due 11/20/2038	592,903	588,120
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	2,436,212	2,264,180
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	11,890,000	11,554,624
[e]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,216,400
[e]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	5,511,294	5,617,860
[e]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	5,599,350	5,633,489
[e]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	12,570,000	12,597,193
	Theorem Funding Trust,
[e]	Series 2022-2A Class A, 6.06% due 12/15/2028	3,633,803	3,642,028
[e]	Series 2022-3A Class A, 7.60% due 4/15/2029	1,352,144	1,362,686
[e]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	8,000,000	8,002,845
	Upstart Pass-Through Trust,
[e]	Series 2020-ST5 Class A, 3.00% due 12/20/2026	395,112	392,587
[e]	Series 2021-ST1 Class A, 2.75% due 2/20/2027	386,204	383,736
[e]	Series 2021-ST2 Class A, 2.50% due 4/20/2027	489,466	485,012

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	$ 603,717	$ 594,689
[e]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	358,473	350,481
[e]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	151,694	150,969
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	1,611,009
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	493,753
	Upstart Securitization Trust,
[e]	Series 2021-2 Class C, 3.61% due 6/20/2031	11,759,502	11,664,639
[e]	Series 2021-3 Class C, 3.28% due 7/20/2031	10,435,730	10,274,078
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	354,595
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	312,905
[e]	Series 2023-1 Class A, 6.59% due 2/20/2033	69,769	69,810
[e]	Series 2023-3 Class A, 6.90% due 10/20/2033	2,156,691	2,179,010
[e]	Series 2024-1 Class A, 5.33% due 11/20/2034	2,444,122	2,446,572
	Upstart Structured Pass-Through Trust,
[e]	Series 2022-1A Class A, 3.40% due 4/15/2030	1,609,277	1,597,517
[e]	Series 2022-4A Class A, 7.01% due 11/15/2030	87,093	87,145
[e]	Verdant Receivables LLC, Series 2023-1A Class A2, 6.24% due 1/13/2031	7,461,421	7,568,954
			500,399,444
	Student Loan — 1.4%
[e]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	12,027,143	12,120,629
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 5.802% (TSFR1M + 1.21%) due 7/25/2051	2,204,752	2,196,542
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	209,976	186,699
[d,e]	Series 2021-C Class A1, 5.353% (TSFR1M + 1.01%) due 7/26/2055	4,497,708	4,405,933
[e]	Series 2021-C Class R, due 7/26/2055	38,750	10,304,583
[e]	Series 2023-A Class R, due 5/25/2055	35,000	16,521,675
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	335,484	318,774
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	1,216,149	1,083,333
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	3,944,031	3,257,834
[e]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	16,043,399	14,623,035
[e]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	11,317,508	11,523,241
	National Collegiate Student Loan Trust,
[d]	Series 2004-2 Class B, 4.993% (TSFR1M + 0.65%) due 12/26/2033	2,908,190	2,875,414
[d]	Series 2006-1 Class A5, 4.803% (TSFR1M + 0.46%) due 3/25/2033	6,831,453	6,569,535
[d]	Series 2006-4 Class A4, 4.763% (TSFR1M + 0.42%) due 5/25/2032	2,063,837	2,011,711
[d]	Series 2007-2 Class A4, 4.743% (TSFR1M + 0.40%) due 1/25/2033	1,425,550	1,350,659
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 5.562% (TSFR1M + 1.16%) due 12/15/2059	2,416,422	2,412,069
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 5.283% (SOFR30A + 0.71%) due 9/25/2042	1,252,013	1,227,799
[d,e]	Series 2021-CA Class AFL, 5.225% (TSFR1M + 0.85%) due 4/20/2062	2,311,517	2,301,490
[d,e]	Series 2021-DA Class AFL, 5.175% (TSFR1M + 0.80%) due 4/20/2062	2,722,560	2,702,595
[d,e,f]	Prodigy Finance DAC, Series 2021-1A Class A, 5.702% (TSFR1M + 1.36%) due 7/25/2051	415,846	416,692
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 6.195% (SOFR90A + 1.01%) due 4/25/2049	51,782	51,656
[d]	Series 2008-5 Class A4, 7.145% (SOFR90A + 1.96%) due 7/25/2049	359,892	361,729
[d]	Series 2011-2 Class A2, 5.883% (SOFR30A + 1.31%) due 10/25/2034	1,986,090	1,994,759
[d]	Series 2012-1 Class A3, 5.633% (SOFR30A + 1.06%) due 9/25/2028	1,087,868	1,073,270
[d]	Series 2013-6 Class A3, 5.333% (SOFR30A + 0.76%) due 6/26/2028	1,280,679	1,267,933
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	5,493,629
[d,e]	Series 2021-D Class A1B, 5.112% (TSFR1M + 0.71%) due 3/17/2053	1,826,691	1,807,001
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	3,730,888	3,500,249
[e]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	15,451,539	13,412,564
[e]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	90,000	2,697,612
[d,e]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.185% (TSFR1M + 0.81%) due 11/20/2061	1,378,621	1,374,377
			131,445,021
	Total Asset Backed Securities (Cost $934,402,344)		916,871,199
	Corporate Bonds — 39.0%
	Automobiles & Components — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Automobile Components — 0.1%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	$ 6,600,000	$ 6,898,821
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	4,616,000	3,972,945
	Automobiles — 0.4%
[e]	Harley-Davidson Financial Services, Inc., 3.05% due 2/14/2027	15,000,000	14,236,950
	Hyundai Capital America,
[e]	1.80% due 10/15/2025	1,528,000	1,489,983
[e]	3.00% due 2/10/2027	1,930,000	1,854,383
[e]	5.30% due 3/19/2027	4,750,000	4,787,050
[e]	5.45% due 6/24/2026	5,400,000	5,437,800
[e]	5.50% due 3/30/2026	3,000,000	3,019,260
[e]	5.80% due 6/26/2025	4,500,000	4,516,515
[e]	6.50% due 1/16/2029	3,000,000	3,131,790
			49,345,497
	Banks — 1.4%
	Banks — 1.4%
	Bank of New York Mellon Corp.,
[c,d]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,886,741
[c,d]	Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	19,575,000	18,516,384
[d,e,f]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	6,900,000	6,946,092
	FNB Corp., 5.15% due 8/25/2025	3,170,000	3,165,308
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,549,316
[d]	Morgan Stanley Bank NA, 4.968% (SOFR + 0.93%) due 7/14/2028	6,700,000	6,719,095
[d,e,f]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	4,864,413
	Santander Holdings USA, Inc.,
	3.45% due 6/2/2025	1,185,000	1,177,535
[d]	6.124% (SOFR + 1.23%) due 5/31/2027	5,000,000	5,073,050
[d]	6.174% (SOFR + 2.50%) due 1/9/2030	11,370,000	11,603,199
[d]	7.66% (SOFR + 3.28%) due 11/9/2031	12,000,000	13,097,880
[e,f]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	5,800,000	5,856,202
	Synchrony Bank, 5.40% due 8/22/2025	6,660,000	6,664,329
	U.S. Bancorp,
[d]	4.653% (SOFR + 1.23%) due 2/1/2029	7,808,000	7,728,749
[d]	5.775% (SOFR + 2.02%) due 6/12/2029	6,950,000	7,113,811
	Wells Fargo & Co.,
[d]	4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,337,203
[d]	5.574% (SOFR + 1.74%) due 7/25/2029	10,000,000	10,147,800
[c,d]	Series U, 5.875% due 6/15/2025	18,350,000	18,314,768
			134,761,875
	Capital Goods — 1.2%
	Aerospace & Defense — 0.4%
[e]	BWX Technologies, Inc., 4.125% due 6/30/2028 - 4/15/2029	16,461,000	15,308,260
	TransDigm, Inc.,
[e]	6.375% due 3/1/2029	14,860,000	14,906,066
[e]	6.75% due 8/15/2028	11,165,000	11,274,194
	Construction & Engineering — 0.1%
[e,f]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	5,000,000	5,125,500
	Machinery — 0.5%
[e,f]	ATS Corp., 4.125% due 12/15/2028	9,620,000	8,902,156
[e]	Esab Corp., 6.25% due 4/15/2029	970,000	982,416
	Flowserve Corp., 3.50% due 10/1/2030	3,431,000	3,132,881
[e]	Mueller Water Products, Inc., 4.00% due 6/15/2029	20,714,000	19,132,900
	nVent Finance SARL,
[f]	2.75% due 11/15/2031	4,097,000	3,445,085
[f]	4.55% due 4/15/2028	3,000,000	2,969,430
	Regal Rexnord Corp.,
	6.05% due 2/15/2026	4,350,000	4,389,846
	6.30% due 2/15/2030	6,000,000	6,170,700
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	10,840,000	11,179,726
[e]	Windsor Holdings III LLC, 8.50% due 6/15/2030	8,470,000	8,909,254
			115,828,414

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Commercial & Professional Services — 1.7%
	Commercial Services & Supplies — 1.4%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	$ 16,611,000	$ 15,129,299
	Avery Dennison Corp., 5.75% due 3/15/2033	16,449,000	16,883,747
	Clean Harbors, Inc.,
[e]	5.125% due 7/15/2029	2,000,000	1,914,720
[e]	6.375% due 2/1/2031	3,000,000	3,014,490
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,606,780
	Element Fleet Management Corp.,
[e,f]	5.643% due 3/13/2027	5,400,000	5,474,196
[e,f]	6.271% due 6/26/2026	17,735,000	18,034,012
[e,f]	6.319% due 12/4/2028	3,422,000	3,566,511
	Equifax, Inc.,
	2.35% due 9/15/2031	9,394,000	7,856,202
	5.10% due 6/1/2028	4,667,000	4,685,248
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,475,895
	Quanta Services, Inc., 4.75% due 8/9/2027	10,565,000	10,547,251
[e]	UL Solutions, Inc., 6.50% due 10/20/2028	16,950,000	17,599,863
[e]	VT Topco, Inc., 8.50% due 8/15/2030	1,450,000	1,535,564
	Professional Services — 0.3%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,656,940
[e]	4.50% due 7/1/2028	3,749,000	3,651,826
[e]	Korn Ferry, 4.625% due 12/15/2027	17,229,000	16,553,796
	Verisk Analytics, Inc., 5.75% due 4/1/2033	3,540,000	3,636,253
			159,822,593
	Consumer Discretionary Distribution & Retail — 0.3%
	Broadline Retail — 0.2%
[e,f]	Meituan, 4.50% due 4/2/2028	14,600,000	14,232,226
	MercadoLibre, Inc., 2.375% due 1/14/2026	6,460,000	6,236,161
	Specialty Retail — 0.1%
[e,f]	Belron U.K. Finance plc, 5.75% due 10/15/2029	2,680,000	2,689,032
	Genuine Parts Co., 4.95% due 8/15/2029	8,613,000	8,583,371
			31,740,790
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.1%
[e]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	9,225,000	9,081,274
	Leisure Products — 0.1%
	Polaris, Inc., 6.95% due 3/15/2029	9,875,000	10,388,500
	Textiles, Apparel & Luxury Goods — 0.0%
[e]	Champ Acquisition Corp., 8.375% due 12/1/2031	1,590,000	1,628,510
			21,098,284
	Consumer Services — 0.7%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	5,950,000	5,784,650
	Hotels, Restaurants & Leisure — 0.6%
	Marriott International, Inc., Series GG, 3.50% due 10/15/2032	8,825,000	7,784,886
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	11,242,327
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	8,560,299
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	13,000,000	13,003,640
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	18,130,308
			64,506,110
	Consumer Staples Distribution & Retail — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[e]	5.875% due 2/15/2028	13,948,000	13,887,745
[e]	6.50% due 2/15/2028	4,725,000	4,786,425
[e]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,034,824

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	U.S. Foods, Inc.,
[e]	4.75% due 2/15/2029	$ 13,800,000	$ 13,229,922
[e]	5.75% due 4/15/2033	5,465,000	5,309,958
			62,248,874
	Energy — 3.3%
	Energy Equipment & Services — 0.2%
[e,f]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	10,800,000	10,007,928
[f]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	6,250,000	6,356,875
	Oil, Gas & Consumable Fuels — 3.1%
[e]	CITGO Petroleum Corp., 7.00% due 6/15/2025	12,200,000	12,210,370
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	716,061
[e]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	9,600,000	9,359,904
[e]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	11,960,000	12,312,939
[e]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	16,145,000	16,697,966
	Ecopetrol SA,
[f]	6.875% due 4/29/2030	4,860,000	4,752,011
[f]	8.875% due 1/13/2033	10,588,000	10,764,502
[e]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,728,640
	Energean Israel Finance Ltd.,
[f]	5.375% due 3/30/2028	6,500,000	6,031,350
[f]	8.50% due 9/30/2033	13,060,000	12,818,782
	Energy Transfer LP,
	6.05% due 12/1/2026	14,520,000	14,835,955
[d]	7.85% (TSFR3M + 3.28%) due 11/1/2066	1,200,000	1,190,712
[e]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,101,000	1,718,156
	Galaxy Pipeline Assets Bidco Ltd.,
[e,f]	1.75% due 9/30/2027	4,968,514	4,713,232
[e,f]	2.16% due 3/31/2034	13,983,677	11,980,795
[e,f]	2.625% due 3/31/2036	6,630,000	5,384,820
[b,e,f,h]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	8,337,440
[e]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	6,730,000	6,399,759
[e,f]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	10,000,000	9,874,100
	Gulfstream Natural Gas System LLC,
[e]	4.60% due 9/15/2025	5,000,000	4,974,650
[e]	6.19% due 11/1/2025	3,584,000	3,605,683
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	4,450,000	4,478,925
[e,f]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	13,000,000	13,659,360
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,376,272
	MPLX LP, 4.95% due 9/1/2032	2,790,000	2,691,848
	NuStar Logistics LP, 6.00% due 6/1/2026	4,000,000	4,002,520
	Parkland Corp.,
[e,f]	5.875% due 7/15/2027	5,456,000	5,402,586
[e,f]	6.625% due 8/15/2032	2,135,000	2,114,867
	Petroleos Mexicanos,
[f]	5.95% due 1/28/2031	8,312,000	7,015,577
[f]	6.84% due 1/23/2030	10,950,000	9,976,216
	Petroleos Mexicanos (EUR), 3.75% due 4/16/2026	6,500,000	6,542,209
	Raizen Fuels Finance SA,
[e,f]	5.70% due 1/17/2035	11,670,000	10,812,138
[e,f]	6.45% due 3/5/2034	4,800,000	4,732,272
[e]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	4,460,000	4,380,434
[e]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	4,950,000	5,130,675
	Sunoco LP,
[e]	7.00% due 5/1/2029	2,083,000	2,137,575
[e]	7.25% due 5/1/2032	7,893,000	8,153,153
	Sunoco LP/Sunoco Finance Corp.,
	5.875% due 3/15/2028	12,530,000	12,476,497
[e]	7.00% due 9/15/2028	2,387,000	2,440,660
	Tennessee Gas Pipeline Co. LLC, 7.00% due 3/15/2027	2,251,000	2,348,153
[e,f]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	10,880,830
	Whistler Pipeline LLC,
[e]	5.40% due 9/30/2029	5,000,000	4,976,200
[e]	5.70% due 9/30/2031	6,560,000	6,548,258
			313,049,855

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Equity Real Estate Investment Trusts (REITs) — 1.9%
	Diversified REITs — 1.7%
	American Tower Corp.,
	1.875% due 10/15/2030	$ 6,000,000	$ 5,017,500
	5.80% due 11/15/2028	5,000,000	5,128,700
[e]	American Tower Trust #1, 3.652% due 3/15/2048	14,250,000	13,584,357
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,641,815
	4.90% due 9/1/2029	8,536,000	8,444,836
	5.00% due 1/11/2028	7,100,000	7,091,480
	Digital Realty Trust LP, 4.45% due 7/15/2028	4,800,000	4,711,968
	Extra Space Storage LP, 5.70% due 4/1/2028	3,257,000	3,325,136
[e]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	6,085,000	5,602,459
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	2,000,000	1,896,080
[e]	5.25% due 7/15/2030	4,875,000	4,653,821
[e]	7.00% due 2/15/2029	7,985,000	8,161,788
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,476,883
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	12,654,596
[e]	1.84% due 4/15/2027	3,400,000	3,145,406
[e]	1.884% due 7/15/2050	2,420,000	2,344,851
[e]	4.831% due 10/15/2029	16,980,000	16,585,903
[e]	6.599% due 11/15/2052	15,000,000	15,384,097
	Sun Communities Operating LP,
	2.70% due 7/15/2031	9,377,000	7,887,370
	5.50% due 1/15/2029	5,100,000	5,131,365
[e,f]	Trust Fibra Uno, 5.25% due 1/30/2026	16,342,000	16,272,220
	Vornado Realty LP, 2.15% due 6/1/2026	9,336,500	8,895,070
	Retail REITs — 0.2%
	Brixmor Operating Partnership LP, 3.85% due 2/1/2025	4,362,000	4,355,937
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	15,046,000	15,957,035
			183,350,673
	Financial Services — 4.0%
	Capital Markets — 1.7%
	Ares Capital Corp., 3.25% due 7/15/2025	8,227,000	8,145,059
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	2,176,000	2,088,895
	7.75% due 9/16/2027	1,350,000	1,417,540
	Blue Owl Technology Finance Corp.,
[e]	3.75% due 6/17/2026	4,232,000	4,091,667
[e]	4.75% due 12/15/2025	27,846,000	27,545,263
[e]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	150,000	201,136
[e]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	18,500,000	19,684,925
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	2,741,959
	Compass Group Diversified Holdings LLC,
[e]	5.00% due 1/15/2032	800,000	732,128
[e]	5.25% due 4/15/2029	9,633,000	9,216,084
[a]	CRA Loan Funding 1, 12.00% due 12/15/2026	18,000,000	18,315,000
[e,f]	FORESEA Holding SA, 7.50% due 6/15/2030	198,293	190,643
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	9,316,000	8,860,075
	3.375% due 1/20/2027	4,157,000	3,981,200
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	16,905,000	15,964,575
[e]	4.625% due 11/15/2027	3,515,000	3,452,679
[e,f]	LSEGA Financing plc, 2.00% due 4/6/2028	2,065,000	1,882,351
	Main Street Capital Corp.,
	3.00% due 7/14/2026	2,258,000	2,176,757
	6.50% due 6/4/2027	18,514,000	18,851,510
	Nasdaq, Inc., 5.55% due 2/15/2034	10,156,000	10,254,716
	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	6,938,000	7,427,060

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Consumer Finance — 0.2%
[e]	FirstCash, Inc., 5.625% due 1/1/2030	$ 17,215,000	$ 16,594,744
	Financial Services — 1.9%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,527,440
[e]	3.75% due 7/15/2027	6,480,000	6,139,735
[e]	3.95% due 7/15/2026	9,951,000	9,658,242
[e]	6.35% due 10/23/2029	2,000,000	1,984,780
[e]	7.95% due 8/11/2028	5,000,000	5,236,900
[e]	8.50% due 5/18/2025	3,210,000	3,225,216
[f]	Banco Santander SA, 5.147% due 8/18/2025	9,500,000	9,517,480
	Bank of America Corp.,
[d]	1.319% (SOFR + 1.15%) due 6/19/2026	1,275,000	1,254,039
[d]	4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,909,604
[d,e,f]	BNP Paribas SA, 2.591% (SOFR + 1.23%) due 1/20/2028	1,350,000	1,282,932
[d]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	3,737,000	3,878,072
[d]	Charles Schwab Corp., 5.499% (SOFRINDX + 1.05%) due 3/3/2027	20,000,000	20,168,400
	Citigroup, Inc.,
[d]	1.122% (SOFR + 0.77%) due 1/28/2027	1,070,000	1,027,403
[d]	1.462% (SOFR + 0.77%) due 6/9/2027	5,881,000	5,599,712
[d,f]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,523,571
[d]	Goldman Sachs Group, Inc., 5.25% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,690,908
	HSBC Holdings plc,
[d,f]	1.645% (SOFR + 1.54%) due 4/18/2026	3,750,000	3,712,200
[d,f]	4.041% (TSFR3M + 1.81%) due 3/13/2028	3,500,000	3,424,785
[d,f]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	2,940,180
[d,f]	4.755% (SOFR + 2.11%) due 6/9/2028	1,370,000	1,360,026
[d,f]	5.527% (SOFR + 1.04%) due 11/19/2028	2,000,000	2,006,880
	JPMorgan Chase & Co.,
[d]	1.04% (TSFR3M + 0.70%) due 2/4/2027	1,896,000	1,820,653
[d]	3.54% (TSFR3M + 1.64%) due 5/1/2028	6,314,000	6,131,399
[d]	5.04% (SOFR + 1.19%) due 1/23/2028	2,925,000	2,934,565
[d]	5.386% (SOFR + 0.92%) due 2/24/2026	7,383,000	7,389,054
	Mitsubishi UFJ Financial Group, Inc.,
[d,f]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	5,860,190
[d,f]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,756,003
[d,f]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	2,032,680
[d]	Morgan Stanley, 4.679% (SOFR + 1.67%) due 7/17/2026	1,560,000	1,558,190
	Societe Generale SA,
[e,f]	2.625% due 1/22/2025	3,000,000	2,994,960
[d,e,f]	5.578% (SOFR + 1.10%) due 2/19/2027	6,687,000	6,686,465
[d,e,f]	5.634% (H15T1Y + 1.75%) due 1/19/2030	2,000,000	1,996,540
[d,e,f]	5.661% (SOFR + 1.05%) due 1/21/2026	2,600,000	2,600,962
[d,e,f]	6.446% (H15T1Y + 2.55%) due 1/10/2029	1,667,000	1,704,524
[f]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	14,550,000	15,026,367
[d]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	6,250,000	6,679,000
	UBS Group AG,
[d,e,f]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,533,477
[d,e,f]	6.373% (SOFR + 3.34%) due 7/15/2026	3,600,000	3,625,704
[e]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	12,301,000	12,242,570
	Western Union Co., 2.85% due 1/10/2025	2,338,000	2,335,662
	Mortgage Real Estate Investment Trusts — 0.2%
[e]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029 - 1/15/2035	17,475,000	17,314,900
			386,108,336
	Food, Beverage & Tobacco — 1.6%
	Beverages — 0.8%
[e,f]	Becle SAB de CV, 2.50% due 10/14/2031	34,064,000	27,185,797
[e,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	24,655,000	23,391,431
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,763,000	2,759,767
	Huntington Ingalls Industries, Inc.,
	2.043% due 8/16/2028	2,960,000	2,658,968
	3.483% due 12/1/2027	1,745,000	1,675,689
[a]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	15,000,000	15,000,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food Products — 0.4%
[e]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	$ 9,700,000	$ 10,037,092
	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	3,700,000	3,636,767
[e]	6.00% due 6/15/2030	1,000,000	986,610
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,860,000	8,165,996
[e]	5.50% due 12/15/2029	8,247,000	7,981,117
[e]	6.25% due 2/15/2032	2,950,000	2,929,556
[e]	6.375% due 3/1/2033	5,000,000	4,904,350
	Tobacco — 0.4%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	8,134,327
	BAT Capital Corp., 7.75% due 10/19/2032	4,862,000	5,513,314
	Imperial Brands Finance plc,
[e,f]	5.50% due 2/1/2030	22,500,000	22,712,625
[e,f]	6.125% due 7/27/2027	5,000,000	5,132,900
			152,806,306
	Health Care Equipment & Services — 1.8%
	Health Care Equipment & Supplies — 0.7%
	Dentsply Sirona, Inc.,
[e]	5.164% due 1/17/2025	16,857,000	16,819,165
[e]	5.35% due 1/7/2025	17,895,000	17,879,342
[e]	5.37% due 1/8/2025	6,000,000	5,993,852
	Hologic, Inc.,
[e]	3.25% due 2/15/2029	11,957,000	10,828,618
[e]	4.625% due 2/1/2028	2,000,000	1,933,900
[e]	Medline Borrower LP, 3.875% due 4/1/2029	2,000,000	1,852,720
[e]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	7,950,000	8,030,931
[e,f]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,229,100
	Health Care Providers & Services — 1.1%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,252,154
	3.00% due 10/15/2030	6,962,000	6,007,022
	4.625% due 12/15/2029	5,775,000	5,460,031
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	6,567,000	6,017,736
[e]	4.25% due 5/1/2028	6,480,000	6,146,863
[e]	Highmark, Inc., 1.45% due 5/10/2026	10,580,000	10,039,997
	Humana, Inc., 5.375% due 4/15/2031	6,569,000	6,514,740
	IQVIA, Inc., 5.70% due 5/15/2028	5,000,000	5,062,050
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	9,340,441
[e]	2.875% due 6/15/2028	5,000,000	5,059,712
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,472,370
	6.75% due 5/15/2031	16,224,000	16,391,432
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	5,849,350
	2.65% due 10/15/2030	4,646,000	3,993,748
	4.625% due 10/15/2029	14,035,000	13,548,126
			175,723,400
	Household & Personal Products — 0.5%
	Household Products — 0.4%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	7,268,000	6,931,928
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,609,462
[e]	5.125% due 1/15/2028	12,321,000	12,018,027
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	13,166,000	11,473,774
	5.25% due 12/15/2026	2,000,000	1,959,060
	Personal Care Products — 0.1%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	9,892,000	9,681,102

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			47,673,353
	Industrials — 0.2%
	Transportation Infrastructure — 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[e]	5.35% due 3/30/2029	$ 3,060,000	$ 3,080,961
[e]	5.55% due 5/1/2028	9,940,000	10,086,714
[e]	5.75% due 5/24/2026	2,480,000	2,505,197
[e]	6.20% due 6/15/2030	2,400,000	2,518,656
			18,191,528
	Insurance — 4.6%
	Insurance — 4.6%
	American National Group, Inc.,
	5.75% due 10/1/2029	4,408,000	4,419,064
[e]	6.144% due 6/13/2032	12,684,000	12,552,340
	Aon North America, Inc., 5.45% due 3/1/2034	11,280,000	11,273,683
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	5,893,539
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	2,089,000	1,992,843
[e]	2.00% due 6/28/2028	4,823,000	4,307,470
[e]	5.55% due 4/9/2027	16,438,000	16,581,504
[e]	5.65% due 6/10/2029	4,056,000	4,084,595
	Brown & Brown, Inc., 5.65% due 6/11/2034	9,677,000	9,684,064
	CNA Financial Corp., 5.125% due 2/15/2034	6,785,000	6,660,902
	CNO Financial Group, Inc., 6.45% due 6/15/2034	11,385,000	11,749,434
[e]	CNO Global Funding, 4.95% due 9/9/2029	6,755,000	6,697,853
[e]	Corebridge Global Funding, 5.75% due 7/2/2026	8,940,000	9,071,776
[e,f]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	7,678,000	7,646,674
[d]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	20,000,000	19,758,800
[f]	Enstar Group Ltd., 3.10% due 9/1/2031	12,701,000	10,856,180
	Equitable Financial Life Global Funding,
[e]	1.00% due 1/9/2026	3,000,000	2,888,730
[e]	1.40% due 8/27/2027	4,620,000	4,230,488
[e]	1.80% due 3/8/2028	5,919,000	5,349,415
	F&G Annuities & Life, Inc., 6.50% due 6/4/2029	16,240,000	16,558,954
	F&G Global Funding,
[e]	1.75% due 6/30/2026	7,973,000	7,584,316
[e]	2.00% due 9/20/2028	8,458,000	7,443,970
[e]	2.30% due 4/11/2027	4,200,000	3,948,588
	Fairfax Financial Holdings Ltd.,
[f]	4.625% due 4/29/2030	4,673,000	4,559,820
[f]	5.625% due 8/16/2032	3,249,000	3,287,111
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,262,489
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	3,857,000	3,254,151
	3.40% due 6/15/2030	1,280,000	1,161,472
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,860,486
	4.00% due 5/15/2030	1,457,000	1,358,143
[e]	Five Corners Funding Trust III, 5.791% due 2/15/2033	7,260,000	7,447,598
	GA Global Funding Trust,
[e]	1.625% due 1/15/2026	610,000	589,437
[e]	2.25% due 1/6/2027	2,971,000	2,812,586
[e]	3.85% due 4/11/2025	5,860,000	5,842,068
[e]	4.40% due 9/23/2027	9,223,000	9,084,194
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	6,893,572
	Globe Life, Inc., 5.85% due 9/15/2034	7,582,000	7,610,053
[e]	Guardian Life Global Funding, 5.55% due 10/28/2027	4,545,000	4,635,673
	Horace Mann Educators Corp., 7.25% due 9/15/2028	6,000,000	6,390,180
[e,f]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	5,919,809
	Jackson National Life Global Funding,
[e]	5.25% due 4/12/2028	6,697,000	6,664,185
[e]	5.50% due 1/9/2026	17,000,000	17,068,850
[e]	5.55% due 7/2/2027	5,350,000	5,417,356

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Lincoln National Corp., 5.852% due 3/15/2034	$ 5,000,000	$ 5,071,250
	Mercury General Corp., 4.40% due 3/15/2027	9,408,000	9,224,356
[e]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,212,384
[d,e]	Pacific Life Global Funding II, 5.062% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,541,023
[f]	Pentair Finance SARL, 5.90% due 7/15/2032	9,193,000	9,444,061
[e]	Principal Life Global Funding II, 5.50% due 6/28/2028	6,400,000	6,475,072
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	4,504,889
[e]	Protective Life Global Funding, 5.467% due 12/8/2028	4,850,000	4,927,746
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	7,001,000	7,187,087
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,752,680
[e]	5.243% due 2/2/2026	22,908,000	22,920,141
[f]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,426,191
	RGA Global Funding,
[e]	2.70% due 1/18/2029	9,687,000	8,845,878
[e]	5.448% due 5/24/2029	4,000,000	4,049,400
[e]	5.50% due 1/11/2031	5,458,000	5,519,566
	Sammons Financial Group, Inc.,
[e]	4.45% due 5/12/2027	2,000,000	1,959,200
[e]	6.875% due 4/15/2034	6,610,000	6,898,923
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	14,391,424
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,731,050
	5.35% due 5/15/2033	9,835,000	9,775,498
			443,212,234
	Materials — 2.6%
	Chemicals — 0.7%
	FMC Corp., 5.15% due 5/18/2026	4,860,000	4,865,589
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	13,599,586
	NOVA Chemicals Corp.,
[e,f]	5.25% due 6/1/2027	9,300,000	9,030,486
[e,f]	7.00% due 12/1/2031	5,000,000	4,983,450
[e,f]	9.00% due 2/15/2030	5,000,000	5,274,300
[e,f]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	11,411,925
	OCP SA,
[e,f]	3.75% due 6/23/2031	7,200,000	6,211,152
[e,f]	4.50% due 10/22/2025	4,800,000	4,738,176
[b,f,h]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.05% due 1/23/2025	933,000	691,586
[e,f]	SNF Group SACA, 3.125% due 3/15/2027	8,405,000	7,928,689
	Containers & Packaging — 1.3%
[f]	Amcor Group Finance plc, 5.45% due 5/23/2029	4,400,000	4,435,376
[e,f]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	16,310,000	14,609,193
	Ball Corp.,
	2.875% due 8/15/2030	14,300,000	12,247,378
	3.125% due 9/15/2031	5,414,000	4,593,292
	6.00% due 6/15/2029	1,000,000	1,008,430
[e]	Berry Global, Inc., 4.875% due 7/15/2026	10,473,000	10,442,838
[e]	Berry Global, Inc. (EUR), 1.00% due 1/15/2025	4,019,000	4,151,507
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	12,150,000	11,228,987
[e]	6.375% due 7/15/2032	1,000,000	1,002,220
[e]	Matthews International Corp., 8.625% due 10/1/2027	7,730,000	8,023,740
[e]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,224,921
	Sealed Air Corp.,
[e]	1.573% due 10/15/2026	17,665,000	16,622,235
[e]	5.00% due 4/15/2029	8,460,000	8,129,045
[e]	6.50% due 7/15/2032	4,000,000	4,020,720
[e]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	500,000	516,305
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	20,082,000	19,150,998
	Metals & Mining — 0.6%
[f]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	9,661,000	8,879,715
[e,f]	Antofagasta plc, 2.375% due 10/14/2030	3,700,000	3,101,007
[e,f]	Cia de Minas Buenaventura SAA, 5.50% due 7/23/2026	350,000	348,005
	Cleveland-Cliffs, Inc., 7.00% due 3/15/2027	5,000,000	4,980,350

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,e,f,h]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	$ 7,500,000	$ 3,656,175
[e,f]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	9,770,000	9,728,380
[e,f]	POSCO, 5.625% due 1/17/2026	2,350,000	2,363,301
[e]	Stillwater Mining Co., 4.50% due 11/16/2029	3,050,000	2,559,774
	WE Soda Investments Holding plc,
[e,f]	9.375% due 2/14/2031	4,150,000	4,231,962
[e,f]	9.50% due 10/6/2028	16,000,000	16,396,480
			248,387,273
	Media & Entertainment — 0.7%
	Media — 0.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031 - 1/15/2034	11,548,000	9,760,351
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	8,434,992
[e]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875% due 8/15/2027	3,880,000	3,775,007
	News Corp.,
[e]	3.875% due 5/15/2029	2,000,000	1,856,260
[e]	5.125% due 2/15/2032	4,980,000	4,698,630
[e]	Sirius XM Radio LLC, 5.00% due 8/1/2027	21,775,000	21,165,300
[e,f]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	14,200,000	13,798,708
			63,489,248
	Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
	Biotechnology — 0.3%
	Amgen, Inc.,
	5.25% due 3/2/2033	5,000,000	4,964,700
	5.507% due 3/2/2026	6,800,000	6,797,892
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,505,000	2,425,942
	Illumina, Inc.,
	4.65% due 9/9/2026	2,902,000	2,893,671
	5.80% due 12/12/2025	5,579,000	5,623,242
[f]	Royalty Pharma plc, 1.75% due 9/2/2027	4,086,000	3,764,391
	Life Sciences Tools & Services — 0.1%
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	11,000,000	11,280,403
	Pharmaceuticals — 0.3%
[a,b,h]	Atlas U.S. Royalty LLC Participation Rights, Zero Coupon due 3/15/2027	5,450,000	545
[e]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,481,600
	Cigna Group, 5.685% due 3/15/2026	16,515,000	16,502,614
[e]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	5,402,000	5,197,750
			61,932,750
	Real Estate Management & Development — 0.2%
	Real Estate Management & Development — 0.2%
[e]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	13,774,000	13,776,066
[e]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,631,283
			16,407,349
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
[e]	Broadcom, Inc., 3.187% due 11/15/2036	4,861,000	3,915,098
	Microchip Technology, Inc., 4.25% due 9/1/2025	11,300,000	11,259,207
	Micron Technology, Inc.,
	4.663% due 2/15/2030	1,186,000	1,157,216
	6.75% due 11/1/2029	9,820,000	10,448,480
[e]	Qorvo, Inc., 3.375% due 4/1/2031	14,904,000	12,756,781
	SK Hynix, Inc.,
[e,f]	1.50% due 1/19/2026	4,400,000	4,239,576
[e,f]	6.25% due 1/17/2026	4,800,000	4,854,336
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,160,000	1,111,001
			49,741,695
	Software & Services — 2.6%
	Information Technology Services — 0.8%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,278,892
[e]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	8,000,000	8,380,800

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Booz Allen Hamilton, Inc., 4.00% due 7/1/2029	$ 7,440,000	$ 7,006,843
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	10,500,626
	Genpact Luxembourg SARL/Genpact USA, Inc.,
[f]	1.75% due 4/10/2026	1,626,000	1,557,253
[f]	6.00% due 6/4/2029	4,424,000	4,520,576
	Global Payments, Inc.,
	1.20% due 3/1/2026	1,401,000	1,342,732
	5.30% due 8/15/2029	4,441,000	4,447,173
[e]	Insight Enterprises, Inc., 6.625% due 5/15/2032	4,700,000	4,733,793
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	3,968,000	3,773,290
[e]	Science Applications International Corp., 4.875% due 4/1/2028	25,550,000	24,593,919
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,758,749
	Internet Software & Services — 0.6%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	17,745,661
[e]	Cogent Communications Group LLC, 7.00% due 6/15/2027	11,067,000	11,103,742
	eBay, Inc., 5.90% due 11/22/2025	3,650,000	3,685,405
	Prosus NV,
[e,f]	3.061% due 7/13/2031	656,000	550,482
[e,f]	4.193% due 1/19/2032	11,494,000	10,247,016
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	8,715,000	8,139,131
[e]	2.031% due 8/3/2032	7,000,000	6,318,259
	Software — 1.2%
[e,f]	Constellation Software, Inc., 5.158% due 2/16/2029	9,218,000	9,263,629
	Fair Isaac Corp.,
[e]	4.00% due 6/15/2028	16,087,000	15,187,898
[e]	5.25% due 5/15/2026	20,710,000	20,630,059
	Fidelity National Information Services, Inc., 1.15% due 3/1/2026	2,000,000	1,918,380
[e]	GoTo Group, Inc.,5.50% due 5/1/2028	5,292,209	3,118,123
[e]	Infor, Inc., 1.75% due 7/15/2025	2,250,000	2,203,605
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	9,154,915
[e]	4.00% due 11/15/2029	6,289,000	5,934,489
	Open Text Corp.,
[e,f]	3.875% due 2/15/2028 - 12/1/2029	20,088,000	18,623,600
[e,f]	6.90% due 12/1/2027	9,150,000	9,446,552
	SS&C Technologies, Inc.,
[e]	5.50% due 9/30/2027	2,000,000	1,978,120
[e]	6.50% due 6/1/2032	6,700,000	6,759,496
	VMware LLC, 4.50% due 5/15/2025	4,040,000	4,032,364
			243,935,572
	Technology Hardware & Equipment — 1.0%
	Electronic Equipment, Instruments & Components — 1.0%
	Avnet, Inc., 6.25% due 3/15/2028	14,700,000	15,101,310
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	4,829,279
	4.25% due 4/1/2028	8,103,000	7,847,918
	5.10% due 3/1/2030	9,391,000	9,261,686
	Flex Ltd.,
[f]	4.875% due 5/12/2030	4,671,000	4,557,495
[f]	6.00% due 1/15/2028	3,886,000	3,963,370
	Sensata Technologies BV,
[e,f]	4.00% due 4/15/2029	2,000,000	1,835,240
[e,f]	5.875% due 9/1/2030	9,175,000	8,939,570
[e]	Sensata Technologies, Inc., 6.625% due 7/15/2032	800,000	798,672
	TD SYNNEX Corp., 1.75% due 8/9/2026	10,068,000	9,558,156
	Vontier Corp.,
	1.80% due 4/1/2026	4,453,000	4,273,900
	2.40% due 4/1/2028	11,254,000	10,211,992
[e]	WESCO Distribution, Inc., 6.375% due 3/15/2029	4,690,000	4,745,108
[e]	Zebra Technologies Corp., 6.50% due 6/1/2032	5,630,000	5,707,187
	Technology Hardware, Storage & Peripherals — 0.0%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	3,464,000	3,472,660

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			95,103,543
	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
[e,f]	Sable International Finance Ltd., 7.125% due 10/15/2032	$ 1,500,000	$ 1,471,320
[e,f]	Videotron Ltd., 5.125% due 4/15/2027	7,150,000	7,126,334
	Virgin Media Secured Finance plc,
[e,f]	4.50% due 8/15/2030	1,500,000	1,292,295
[e,f]	5.50% due 5/15/2029	1,800,000	1,687,122
	Wireless Telecommunication Services — 0.3%
[e]	Crown Castle Towers LLC, 4.241% due 7/15/2048	455,000	438,018
[f,i]	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00% due 5/25/2027 PIK	4,926,725	4,800,305
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026 - 11/15/2031	13,747,000	11,733,719
	5.375% due 4/15/2027	2,965,000	2,972,412
[e,f]	Vmed O2 U.K. Financing I plc, 4.25% due 1/31/2031	7,818,000	6,618,250
			38,139,775
	Transportation — 0.4%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc.,
	5.25% due 6/1/2028	6,533,000	6,596,043
	5.65% due 3/1/2028	7,244,000	7,406,193
	Passenger Airlines — 0.3%
	American Airlines Pass-Through Trust, Series 2016-3 Class B, 3.75% due 4/15/2027	495,710	484,864
[e]	British Airways Pass-Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	867,627	823,664
[e,f]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	24,600,000	24,411,564
			39,722,328
	Utilities — 5.3%
	Electric Utilities — 4.1%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	5,106,000	5,057,033
	Series I, 2.10% due 7/1/2030	2,612,000	2,235,611
[e,f]	AES Espana BV, 5.70% due 5/4/2028	20,027,000	19,018,440
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	4,659,000	4,702,981
	Alliant Energy Finance LLC,
[e]	1.40% due 3/15/2026	1,500,000	1,434,810
[e]	5.95% due 3/30/2029	3,415,000	3,492,657
	American Electric Power Co., Inc., 5.699% due 8/15/2025	4,750,000	4,770,568
	Arizona Public Service Co., 5.70% due 8/15/2034	6,776,000	6,854,466
	Black Hills Corp.,
	2.50% due 6/15/2030	1,000,000	872,240
	5.95% due 3/15/2028	5,387,000	5,548,017
	6.15% due 5/15/2034	6,135,000	6,383,406
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,462,144
	Comision Federal de Electricidad,
[e,f]	3.348% due 2/9/2031	16,177,000	13,406,365
[f]	5.00% due 9/29/2036	6,241,600	5,440,179
[e,f]	6.45% due 1/24/2035	4,000,000	3,775,040
	Dominion Energy, Inc., 5.375% due 11/15/2032	5,000,000	5,008,250
	DTE Energy Co., 4.875% due 6/1/2028	9,605,000	9,574,840
[e,f]	Electricite de France SA, 5.65% due 4/22/2029	21,720,000	22,163,088
	Enel Finance International NV,
[e,f]	2.125% due 7/12/2028	16,900,000	15,285,374
[e,f]	2.50% due 7/12/2031	1,951,000	1,631,621
[e,f]	5.00% due 6/15/2032	3,819,000	3,715,811
[e,f]	5.125% due 6/26/2029	9,739,000	9,720,983
[e,f]	7.50% due 10/14/2032	2,400,000	2,673,192
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,558,211
	3.45% due 12/1/2027	3,000,000	2,859,540
[e,f]	Eskom Holdings SOC Ltd., 7.125% due 2/11/2025	24,000,000	23,921,760
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,549,782
	Eversource Energy,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	5.125% due 5/15/2033	$ 4,950,000	$ 4,810,261
	5.45% due 3/1/2028	5,181,000	5,247,110
	FirstEnergy Pennsylvania Electric Co.,
[e]	5.15% due 3/30/2026	5,230,000	5,242,761
[e]	5.20% due 4/1/2028	1,475,000	1,481,033
	ITC Holdings Corp.,
[e]	2.95% due 5/14/2030	1,742,000	1,556,860
[e]	4.95% due 9/22/2027	4,910,000	4,915,450
[e]	5.40% due 6/1/2033	13,817,000	13,713,096
[e]	5.65% due 5/9/2034	21,000,000	21,132,510
[e]	Kentucky Power Co., 7.00% due 11/15/2033	17,064,000	18,092,789
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	917,444
[e]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	2,307,002	2,286,678
[e]	Monongahela Power Co., 3.55% due 5/15/2027	17,987,000	17,441,274
[e]	New York State Electric & Gas Corp., 5.65% due 8/15/2028	15,000,000	15,343,050
	NextEra Energy Capital Holdings, Inc.,
	5.749% due 9/1/2025	7,416,000	7,459,606
	6.051% due 3/1/2025	4,700,000	4,708,178
[e]	Niagara Mohawk Power Corp., 4.278% due 12/15/2028	7,700,000	7,449,981
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	4,000,000	3,938,960
	Public Service Enterprise Group, Inc., 5.20% due 4/1/2029	9,543,000	9,644,824
	Puget Energy, Inc.,
	2.379% due 6/15/2028	737,000	672,564
	4.10% due 6/15/2030	6,876,000	6,446,938
	4.224% due 3/15/2032	8,255,000	7,545,565
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,588,886
	5.113% due 8/1/2027	6,096,000	6,145,500
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,272,653
[e]	Toledo Edison Co., 2.65% due 5/1/2028	3,933,000	3,604,595
	Tucson Electric Power Co., 5.20% due 9/15/2034	8,325,000	8,162,829
	Virginia Electric & Power Co., 5.05% due 8/15/2034	5,961,000	5,817,698
	Xcel Energy, Inc., 5.45% due 8/15/2033	3,183,000	3,161,451
	Gas Utilities — 1.0%
[e,f]	APA Infrastructure Ltd., 5.125% due 9/16/2034	9,210,000	8,780,538
[e]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	8,931,000	8,757,381
	CenterPoint Energy Resources Corp., 5.40% due 7/1/2034	6,427,000	6,415,817
[e,f]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	9,262,757
[e]	KeySpan Gas East Corp., 5.994% due 3/6/2033	14,587,000	14,780,278
	NiSource, Inc., 5.25% due 3/30/2028	3,444,000	3,472,447
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	4,946,385
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	6,926,300
	Southwest Gas Corp.,
	2.20% due 6/15/2030	7,880,000	6,791,772
	4.05% due 3/15/2032	3,026,000	2,809,701
	5.80% due 12/1/2027	4,610,000	4,721,931
	Spire Missouri, Inc., Series 2034, 5.15% due 8/15/2034	2,327,000	2,307,104
	Spire, Inc., 5.30% due 3/1/2026	12,927,000	12,991,894
	Multi-Utilities — 0.2%
[e,f]	Aegea Finance SARL, 9.00% due 1/20/2031	18,400,000	18,717,768
			502,599,026
	Total Corporate Bonds (Cost $3,762,769,075)		3,718,926,681
	Convertible Bonds — 0.2%
	Financial Services — 0.1%
	Financial Services — 0.1%
[e]	Repay Holdings Corp., Zero Coupon due 2/1/2026	5,460,000	5,091,778
			5,091,778
	Media & Entertainment — 0.1%
	Media — 0.1%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	15,486,000	9,498,957
			9,498,957

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Total Convertible Bonds (Cost $14,816,428)		14,590,735
	Long-Term Municipal Bonds — 0.0%
	California (California Mtg Insurance) HFFA, 7.875% due 2/1/2026	$ 450,000	$ 451,096
	City of Detroit (Green Bond) GO, Series B, 2.511% due 4/1/2025	465,000	461,934
	New York Transportation Development Corp. (Research Foundation of State University of New York), 4.248% due 9/1/2035	2,175,000	2,107,427
	Total Long-Term Municipal Bonds (Cost $3,089,384)		3,020,457
	Other Government — 2.1%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	36,873,000	20,612,641
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	98,800,000	13,489,132
[e,f]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	8,725,000	8,832,928
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	315,500,000	5,175,058
[e]	10.75% due 6/1/2036	1,301,000,000	22,916,222
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	580,450,000	11,210,312
	Egypt Treasury Bills (EGP), Series 364D, due 3/11/2025	952,450,000	17,833,521
[e,f]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	15,632,000	13,075,543
[e]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	14,450,000	15,073,403
	Indonesia Treasury Bonds (IDR),
	Series 101, 6.875% due 4/15/2029	216,734,000,000	13,402,631
	Series FR82, 7.00% due 9/15/2030	45,000,000,000	2,795,536
	Nigeria Government International Bonds,
[e,f]	7.625% due 11/28/2047	10,000,000	7,613,900
[e,f]	8.25% due 9/28/2051	4,300,000	3,419,274
[f]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	12,610,000	9,968,836
[f]	Panama Government International Bonds, 2.252% due 9/29/2032	13,300,000	9,301,887
	Republic of Uzbekistan International Bonds (UZS),
[a]	16.25% due 10/12/2026	15,500,000,000	1,186,234
[e]	16.625% due 5/29/2027	95,500,000,000	7,387,671
	U.K. Gilts (GBP), 4.125% due 7/22/2029	15,218,000	18,870,994
	Total Other Government (Cost $207,240,610)		202,165,723
	U.S. Treasury Securities — 16.3%
	U.S. Treasury Inflation-Indexed Bonds,
	1.50%, 2/15/2053	50,524,726	40,473,069
	1.75%, 1/15/2028	109,496,356	108,722,183
	2.125%, 2/15/2054	39,597,635	36,669,576
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 4/15/2025 - 4/15/2027	64,000,940	61,920,026
	1.25%, 4/15/2028	80,474,257	78,421,535
	1.625%, 10/15/2027	63,456,824	63,082,528
	1.75%, 1/15/2034	162,606,448	155,975,154
	U.S. Treasury Notes,
	1.125%, 8/31/2028	32,000,000	28,545,000
	1.375%, 11/15/2040	97,290,000	60,258,994
	2.75%, 8/15/2032	178,519,000	158,407,719
	2.875%, 5/15/2032	187,583,000	168,560,911
	3.875%, 8/15/2034	99,695,000	94,336,394
	4.00%, 2/15/2034	12,083,000	11,575,136
	4.125%, 11/15/2032	81,246,000	79,278,323
	4.25%, 11/15/2034	165,761,000	161,539,274
	4.50%, 11/15/2033	92,240,000	91,865,275
	U.S. Treasury Strip Coupon,
	6.233%, 5/15/2037	110,000,000	60,316,716
	7.105%, 8/15/2040	80,000,000	36,380,948
	7.691%, 11/15/2042	40,000,000	16,144,432
	7.844%, 8/15/2043	50,000,000	19,533,908
	6.11%, 11/15/2036	50,000,000	28,191,917
	Total U.S. Treasury Securities (Cost $1,581,089,597)		1,560,199,018
	U.S. Government Agencies — 0.4%
[c,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	23,362,000	23,066,004

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Federal Home Loan Banks, 2.90%, 2/18/2037	$ 22,380,000	$ 17,699,894
	Total U.S. Government Agencies (Cost $41,407,262)		40,765,898
	Mortgage Backed — 25.8%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-G Class A, 1.875% due 6/25/2061	2,917,376	2,830,372
[d,e]	Series 2023-B Class A, 4.25% due 10/25/2062	9,499,251	9,235,198
[d,e]	Series 2023-C Class A1, 3.50% due 5/25/2063	9,778,958	9,096,228
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 4.014% due 12/25/2066	4,575,000	2,970,828
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	4,008,125	3,678,859
[d,e]	Series 2023-1 Class A1, 4.75% due 9/26/2067	12,574,258	12,447,026
[d,e]	Series 2023-2 Class A1, 4.65% due 10/25/2067	6,067,427	5,898,609
[d,e]	AOA Mortgage Trust, CMBS, Series 2021-1177 Class A, 5.387% (TSFR1M + 0.99%) due 10/15/2038	12,740,000	12,506,929
[d,e,f]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 6.048% (SOFR30A + 1.45%) due 1/15/2037	14,449,712	14,431,652
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	574,445	550,198
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	1,218,413	1,136,271
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	2,452,591	2,139,032
	ATLX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	11,986,807	11,434,783
[d,e]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	11,535,676	11,033,371
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	13,432,336	12,610,566
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	6,462,635	6,365,071
[d,e]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	15,732,036	15,408,050
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 7.48% due 8/25/2033	18,343	18,343
[d,e]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 6.899% due 10/5/2038	4,250,000	4,378,162
[d,e]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	26,453,161	25,451,298
[e]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	6,760,000	5,560,009
[e]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	5,080,000	4,460,869
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.868% due 3/25/2050	688,185	576,429
[d,e]	Series 2019-1 Class B5, 3.868% due 3/25/2050	355,065	272,896
[d,e]	Series 2019-1 Class B6, 3.261% due 3/25/2050	521,093	309,219
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	2,131,017	1,923,371
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 3.007% due 1/25/2067	18,682,770	17,279,495
[d,e]	Series 2022-1 Class B2, 4.553% due 1/25/2067	4,700,000	3,409,821
[d,e]	Series 2022-2 Class B2, 4.615% due 3/25/2067	7,015,000	4,869,147
[d,e]	Series 2023-1 Class A1, 7.065% due 3/25/2058	9,182,095	9,275,042
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	140,068	129,879
[d,e,g]	Series 2020-J1 Class AIO1, 0.44% due 7/25/2050	13,050,082	254,602
[d,e,g]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	11,639,523	282,476
[d,e,g]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	16,098,157	153,897
[d,e]	Series 2020-J1 Class B4, 3.44% due 7/25/2050	327,383	267,832
[d,e]	Series 2020-J1 Class B5, 3.44% due 7/25/2050	165,499	94,975
[d,e]	Series 2020-J1 Class B6, 3.44% due 7/25/2050	286,799	126,923
[d,e,g]	Series 2020-J2 Class AX1, 0.254% due 1/25/2051	98,601,505	1,387,609
[d,e,g]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	105,302,192	1,149,237
[d,e]	Series 2020-J2 Class B4, 2.754% due 1/25/2051	491,000	221,091
[d,e]	Series 2020-J2 Class B5, 2.754% due 1/25/2051	164,000	72,903
[d,e]	Series 2020-J2 Class B6, 2.754% due 1/25/2051	654,523	240,482
[d,e]	Series 2023-I1 Class M1, 7.103% due 4/25/2058	10,705,000	10,802,183
[d,e]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	11,708,596	11,771,296
[d,e]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	15,973,052	15,542,541
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 6.345% due 3/25/2034	20,039	13,716
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	312,055	299,075
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	941,826
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	579,673
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	246,430
[e,g]	Series 2020-EXP1 Class XS, due 5/25/2060	18,411,397	763,635

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2020-EXP2 Class B5, 4.137% due 8/25/2050	$ 153,000	$ 81,508
[d,e]	Series 2020-EXP2 Class B6, 4.137% due 8/25/2050	372,000	166,430
[d,e]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	375,000	173,200
[d,e]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	616,000	245,587
[d,e]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	453,829	159,098
[d,e]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	11,590,230	10,053,042
[d,e]	Series 2021-J2 Class B4, 2.769% due 7/25/2051	2,281,541	1,021,981
[d,e]	Series 2021-J2 Class B5, 2.769% due 7/25/2051	623,000	274,586
[d,e]	Series 2021-J2 Class B6, 2.769% due 7/25/2051	1,247,350	430,035
[d,e]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	1,032,000	553,422
[d,e]	Series 2021-J3 Class B5, 2.861% due 9/25/2051	173,000	86,101
[d,e]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	573,357	198,859
[d,e,g]	Series 2022-INV1 Class A5IX, 0.292% due 11/27/2051	187,891,557	2,932,724
[d,e]	Series 2022-INV1 Class B4, 3.292% due 11/27/2051	1,293,240	1,001,694
[d,e]	Series 2022-INV1 Class B6, 3.292% due 11/27/2051	3,260,275	1,522,938
[d,e]	Series 2022-J1 Class B4, 2.906% due 2/25/2052	700,598	358,067
[d,e]	Series 2022-J1 Class B5, 2.906% due 2/25/2052	527,000	235,515
[d,e]	Series 2022-J1 Class B6, 2.906% due 2/25/2052	1,404,735	506,019
[e]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	9,000,000	9,243,510
[e]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	9,000,000	9,267,847
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	6,898,511	6,954,008
[d,e]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	11,461,564	11,513,521
[d,e]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.227% (TSFR1M + 3.83%) due 8/15/2026	13,086,792	11,731,159
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-AFC1 Class B2, 5.174% due 7/25/2049	2,366,448	2,157,868
[d,e,g]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	46,517,433	386,969
[d,e]	Series 2021-AFC1 Class B3, 4.311% due 3/25/2056	146,228	96,895
[d,e,g]	Series 2021-AFC1 Class XS, 3.246% due 3/25/2056	46,517,433	8,922,044
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	2,151,512	1,811,770
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	1,888,534
[d,e]	Series 2021-NQM8 Class B2, 4.265% due 10/25/2066	3,478,650	2,698,815
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	5,006,183	4,974,572
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,418,435	3,307,488
[e]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	10,082,000	8,791,279
[d,e]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	545,523	507,917
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	636,419	605,928
[d,e]	Series 2021-2 Class A1, 0.931% due 6/25/2066	2,614,710	2,119,735
[d,e]	Series 2022-1 Class B2, 3.878% due 1/25/2067	6,901,000	4,792,971
[d,e]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.721% due 10/1/2053	9,812,103	9,192,338
	Federal Home Loan Mtg Corp.,
[d]	Pool 1L0322, 5.03% (H15T1Y + 2.07%) due 2/1/2048	2,300,347	2,352,189
[d]	Pool 760025, 3.652% (5-Yr. CMT + 1.310%) due 10/1/2047	3,219,207	3,080,326
[d]	Pool 841097, 3.179% (5-Yr. CMT + 1.300%) due 9/1/2048	4,547,017	4,395,134
[d]	Pool 841355, 1.904% (2.15% - SOFR30A) due 11/1/2051	4,768,261	4,356,809
[d]	Pool 841362, 1.715% (2.15% - SOFR30A) due 2/1/2052	5,957,388	5,371,972
[d]	Pool 841377, 1.94% (2.24% - SOFR30A) due 4/1/2052	6,174,403	5,585,414
[d]	Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	15,870,989	13,914,548
	Pool RE6097, 2.00% due 5/1/2051	11,905,896	9,000,315
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	30,033,805	29,155,628
	Series 5462 Class P, 4.50% due 10/25/2054	20,180,311	19,535,435
	Series 5469 Class QA, 4.50% due 11/25/2054	23,342,317	22,482,757
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[d,g]	Series KIR1 Class X, 1.012% due 3/25/2026	31,899,185	294,520
	Series KJ46 Class A2, 4.796% due 10/25/2031	10,518,000	10,512,947
[d]	Series KJ47 Class A2, 5.43% due 6/25/2031	7,257,000	7,459,529
	Series KJ48 Class A2, 5.028% due 10/25/2031	18,483,000	18,673,786
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,471,505	2,205,261
	Series 2020-3 Class MTU, 2.50% due 5/25/2060	28,352,517	22,950,588
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	21,287,513	18,109,070
	Series 2024-1 Class MT, 3.00% due 11/25/2063	9,854,609	7,969,957
	Series 2024-2 Class MT, 3.50% due 5/25/2064	13,711,589	11,822,752

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA7373, 3.00% due 5/1/2052	$ 3,050,484	$ 2,603,662
	Pool RB5077, 2.00% due 10/1/2040	35,220,888	29,585,316
	Pool SD1374, 3.00% due 3/1/2052	7,805,760	6,628,868
	Pool SD1588, 5.00% due 9/1/2052	4,986,318	4,855,164
	Pool SD1626, 5.00% due 10/1/2052	7,164,342	6,985,342
	Pool SD3632, 2.50% due 7/1/2052	36,115,038	29,477,086
	Pool SD4175, 2.50% due 6/1/2052	102,707,229	83,829,619
	Pool SD4176, 3.00% due 9/1/2052	111,444,228	94,718,998
	Pool SD5171, 2.50% due 1/1/2054	33,243,476	27,133,318
	Pool SD8140, 2.00% due 4/1/2051	33,410,067	26,180,569
	Pool SD8189, 2.50% due 1/1/2052	17,604,322	14,399,120
	Pool SD8225, 3.00% due 7/1/2052	15,197,907	12,915,281
	Pool SD8367, 5.50% due 10/1/2053	15,664,978	15,467,923
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.642% due 12/25/2046	211,194	206,672
[d,e]	Series 2017-SC02 Class M1, 3.859% due 5/25/2047	64,931	63,746
	Federal National Mtg Assoc.,
[d]	Pool BH4523, 1.972% (5-Yr. CMT + 1.150%) due 4/1/2047	4,878,113	4,602,528
[d]	Pool BH4524, 2.434% (5-Yr. CMT + 1.150%) due 6/1/2046	9,246,481	8,724,994
	Pool BL8603, 2.07% due 10/1/2050	11,433,792	7,707,066
[d]	Pool BM6885, 1.612% (2.20% - SOFR30A) due 12/1/2051	6,915,633	6,236,980
	Pool BM6899, 2.50% due 1/1/2052	10,337,561	8,339,248
[d]	Pool BM6929, 1.922% (2.13% - SOFR30A) due 7/1/2051	6,763,103	6,210,651
[d]	Pool BO9998, 2.746% (H15T1Y + 2.03%) due 3/1/2048	3,666,948	3,541,077
	Pool BS1289, 2.17% due 3/1/2051	15,979,736	10,483,032
[d]	Pool BU9934, 1.84% (2.37% - SOFR30A) due 2/1/2052	14,211,740	12,302,527
[d]	Pool CB2214, 1.524% (2.20% - SOFR30A) due 11/1/2051	7,626,904	6,888,088
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	14,134,558	14,134,154
	Series 2024-70 Class MP, 4.50% due 10/25/2054	21,745,725	20,970,755
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	50,585,356	41,287,757
	Pool BW8669, 5.00% due 9/1/2052	4,733,840	4,577,304
	Pool CB2301, 3.00% due 12/1/2051	38,531,667	32,711,639
	Pool CB3050, 2.50% due 3/1/2052	24,588,613	20,069,220
	Pool CB3880, 5.00% due 6/1/2052	2,621,843	2,554,505
	Pool FS5447, 2.50% due 9/1/2052	37,520,274	30,758,810
	Pool FS6130, 2.50% due 7/1/2052	145,442,695	118,710,297
	Pool FS6157, 3.00% due 9/1/2052	123,243,786	104,776,387
	Pool FS7577, 2.50% due 1/1/2054	28,511,299	23,270,916
	Pool FS7757, 2.50% due 2/1/2052	27,402,996	22,367,916
	Pool FS7879, 2.50% due 7/1/2052	20,220,286	16,476,890
	Pool FS9157, 2.00% due 5/1/2042	33,197,925	27,635,765
	Pool MA5138, 5.50% due 9/1/2053	8,782,193	8,672,263
	Pool MA5139, 6.00% due 9/1/2053	7,537,310	7,576,490
	Pool MA5166, 6.00% due 10/1/2053	14,675,037	14,751,319
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-1 Class A2IO, 1.242% due 4/25/2050	114,564,867	3,022,737
[d,e]	Series 2020-1 Class B3, 2.882% due 4/25/2050	1,407,338	1,202,116
[d,e]	Series 2020-1 Class B4, 2.882% due 4/25/2050	1,325,000	1,041,391
[d,e]	Series 2020-1 Class B6, 2.882% due 4/25/2050	755,000	456,850
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	174,274	158,949
[d,e]	Series 2018-3INV Class B4, 4.448% due 5/25/2048	5,005,146	4,503,814
[d,e]	Series 2019-2 Class B3, 4.001% due 12/25/2049	3,456,847	3,052,178
[d,e,g]	Series 2020-2 Class AX1, 0.659% due 8/25/2050	23,528,237	693,085
[d,e,g]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	4,032,109	96,272
[d,e]	Series 2020-2 Class B4, 3.659% due 8/25/2050	199,217	166,603
[d,e]	Series 2020-2 Class B5, 3.659% due 8/25/2050	594,922	484,168
[d,e]	Series 2020-2 Class B6C, 3.429% due 8/25/2050	795,184	434,244
[d,e,g]	Series 2021-13IN Class AX1, 0.176% due 12/30/2051	157,964,207	1,285,134
[d,e,g]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	13,059,292	131,851
[d,e,g]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,944,155	340,534
[d,e]	Series 2021-13IN Class B4, 3.356% due 12/30/2051	2,503,706	1,953,319

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2021-13IN Class B5, 3.356% due 12/30/2051	$ 456,426	$ 338,732
[d,e]	Series 2021-13IN Class B6C, 3.183% due 12/30/2051	3,978,193	2,415,583
[d,e]	FREMF Mortgage Trust, CMBS, Series 2016-KF24 Class B, 9.78% (SOFR30A + 5.11%) due 10/25/2026	292,427	283,839
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	483,331	465,802
[d,e]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	2,412,558	2,287,041
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	6,406,844	5,838,982
[d,e]	Series 2021-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	3,966,073
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	3,411,591	2,635,861
[d,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	17,530,752	16,308,565
[e]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	28,850,000	28,889,657
[d,e,f]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.532% (TSFR1M + 1.13%) due 7/15/2039	9,187,513	9,155,933
[d,e]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	10,308,793	10,336,492
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-INV1 Class A11X, 3.397% due 10/25/2050	851,612	126,359
[d,e,g]	Series 2020-INV1 Class A12X, 2.912% due 10/25/2050	10,196,785	1,296,831
[d,e,g]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	56,036,177	394,248
[d,e,g]	Series 2020-INV1 Class AX1, due 10/25/2050	36,867,644	369
[d,e,g]	Series 2020-INV1 Class AX2, 0.412% due 10/25/2050	1,837,690	24,031
[d,e,g]	Series 2020-INV1 Class AX4, 0.922% due 10/25/2050	1,978,251	59,519
[d,e]	Series 2020-INV1 Class B4, 3.834% due 10/25/2050	1,210,405	1,024,388
[d,e]	Series 2020-INV1 Class B5, 3.834% due 10/25/2050	1,213,271	1,030,733
[d,e]	Series 2020-INV1 Class B6, 3.834% due 10/25/2050	2,934,750	1,912,611
[d,e,g]	Series 2020-INV1 Class BX, 0.334% due 10/25/2050	13,810,322	220,534
[d,e,g]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	2,183,738	276,191
[d,e]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	6,522,817	6,394,978
[d,e]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	6,085,092	5,885,341
[d,e]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	5,346,471	5,143,157
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	20,079,838	19,903,926
[d,e]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	9,635,192	9,679,929
[d,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.716% due 5/25/2065	14,305,000	13,586,076
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	4,917,905	4,865,674
[d,e]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	22,320,000	22,514,740
[e]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	16,067,500	15,990,236
[d,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	5,870,000	5,220,590
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.135% due 11/25/2056	5,408,000	3,808,167
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	3,778,122	3,184,096
[d,e]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	1,727,464
[d,e]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	14,200,513	12,627,106
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	10,776,887
[d,e]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	11,516,614	11,450,170
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	3,488,341	3,343,026
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	7,590,133	7,604,029
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.528% due 6/25/2045	830,166	582,478
[d,e]	Series 2017-5 Class B6, 5.214% due 10/26/2048	3,073,725	2,258,561
[d,e]	Series 2019-8 Class B4, 4.167% due 3/25/2050	3,224,802	2,864,966
[d,e,g]	Series 2020-3 Class AX1, 0.14% due 8/25/2050	8,569,125	39,657
[d,e,g]	Series 2020-4 Class A11X, 0.548% (5.14% - TSFR1M) due 11/25/2050	1,748,620	54,195
[d,e,g]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	7,927,079	189,505
[d,e,g]	Series 2020-4 Class AX1, 0.09% due 11/25/2050	29,279,773	99,683
[d,e,g]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	810,048	136,953
[d,e,g]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	1,869,567	49,121
[d,e]	Series 2020-4 Class B4, 3.64% due 11/25/2050	1,251,122	1,049,596
[d,e]	Series 2020-4 Class B5, 3.64% due 11/25/2050	576,956	429,435
[d,e]	Series 2020-4 Class B6, 3.64% due 11/25/2050	1,054,996	499,845
[d,e]	Series 2020-7 Class B4, 3.504% due 1/25/2051	591,796	488,175
[d,e]	Series 2020-7 Class B5, 3.504% due 1/25/2051	412,818	240,740
[d,e]	Series 2020-7 Class B6, 3.504% due 1/25/2051	588,627	268,882
[d,e]	Series 2020-LTV1 Class B3A, 3.756% due 6/25/2050	2,643,442	2,298,863
[d,e]	Series 2021-11 Class B5, 3.02% due 1/25/2052	2,260,229	1,657,355
[d,e]	Series 2021-11 Class B6, 2.775% due 1/25/2052	2,587,187	1,265,983
[d,e]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	12,100,482	10,308,846

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	$ 15,862,323	$ 13,822,910
[d,e]	Series 2022-2 Class B4, 3.129% due 8/25/2052	3,150,791	2,313,934
[d,e]	Series 2022-2 Class B5, 3.129% due 8/25/2052	1,675,873	1,062,019
[d,e]	Series 2022-2 Class B6, 2.557% due 8/25/2052	1,813,305	692,843
[d,e]	Series 2022-3 Class B4, 3.101% due 8/25/2052	2,588,567	1,908,651
[d,e]	Series 2022-3 Class B5, 3.101% due 8/25/2052	1,646,929	794,326
[d,e]	Series 2022-3 Class B6, 1.826% due 8/25/2052	1,460,644	557,943
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	7,757,156	7,413,463
[d,e]	Series 2023-1 Class A2, 5.50% due 6/25/2053	6,343,152	6,218,829
[d,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	7,537,292	7,481,514
[d,e]	JP Morgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 5.869% (SOFR30A + 1.30%) due 3/25/2051	3,892,771	3,831,021
[d,e]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	5,400,000	5,317,180
[e]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,698,000	3,398,174
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV2 Class AX1, 0.117% due 8/25/2051	94,480,506	452,118
[d,e,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,473,635	257,526
[d,e]	Series 2021-INV2 Class B5, 3.317% due 8/25/2051	307,133	224,060
[d,e]	Series 2021-INV2 Class B6, 3.263% due 8/25/2051	1,484,560	769,497
[d,e,g]	Series 2021-INV3 Class AX1, 0.16% due 10/25/2051	113,832,596	795,075
[d,e,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,259,281	246,325
[d,e]	Series 2021-INV3 Class B5, 3.21% due 10/25/2051	424,518	311,657
[d,e]	Series 2021-INV3 Class B6, 2.47% due 10/25/2051	1,881,960	996,687
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.621% due 8/25/2034	35,922	33,639
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	296,389	290,879
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	687,817
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	2,293,241	2,111,749
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	7,746,443	6,628,747
[d,e]	Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	6,883,583	6,669,347
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,201,712
[d,e]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	17,003,869	16,044,137
[d,e]	Series 2022-NQM3 Class A1, 5.57% due 9/25/2067	7,209,157	7,192,613
[d]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	9,557,828	9,575,293
[d,e]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	13,476,552	12,795,284
[d,e]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	16,115,325	16,079,017
[d,e]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	14,902,834	13,710,760
[e]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	14,819,772	15,311,622
	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	15,104,156	15,213,743
[d]	Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	21,798,038	20,887,342
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	717,573	685,641
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	603,719	572,106
[d,e]	Series 2017-5A Class A1, 5.953% (TSFR1M + 1.61%) due 6/25/2057	334,032	339,517
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	314,833	298,974
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	599,498	572,935
[d,e,g]	Series 2021-INV1 Class AX1, 0.748% due 6/25/2051	94,742,476	3,414,680
[d,e]	Series 2021-INV1 Class B5, 3.248% due 6/25/2051	1,149,816	877,903
[d,e]	Series 2021-INV1 Class B6, 2.924% due 6/25/2051	2,023,162	1,165,125
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	16,558,524	15,323,226
[d,e]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	14,819,380	13,767,103
[d,e]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	10,000,000	10,107,507
[e]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,450,000	3,462,099
[d,e]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	11,000,000	11,087,751
	OBX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	5,327,851	4,246,100
[d,e]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	14,229,780	11,721,580
[d,e]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	12,664,868	12,706,460
[e]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	25,449,348	22,352,903
[d,e]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 5.116% due 5/25/2065	19,727,995	19,665,826
[d,e]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN3 Class A1, 4.843% due 9/25/2051	9,064,799	9,016,184
[d,e]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	5,203,190	4,922,142

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	$ 4,012,018	$ 3,307,959
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,846,067
[d,e]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	6,374,146	6,449,821
[d,e]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	9,305,609	8,904,919
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	24,396,354	23,856,086
[d,e]	Series 2022-INV1 Class A3, 4.428% due 4/25/2067	8,196,503	7,769,979
[d,e]	Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	8,138,132	8,083,898
[d,e]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	16,756,463	16,673,632
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	11,753,534	10,058,148
[d,e]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	28,869,236	28,830,756
[d,e]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	9,546,049	9,537,520
[e]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	11,400,000	11,372,240
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	5,241,124	4,731,519
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.112% due 11/25/2030	1,686,000	1,539,128
[d,e]	Series 2016-3 Class B3, 3.601% due 11/25/2046	2,190,605	1,685,823
[d,e]	Series 2017-7 Class B3, 3.724% due 10/25/2047	1,241,404	1,088,169
[d,e]	Series 2018-7 Class B4, 4.25% due 9/25/2048	1,802,000	1,435,815
[d,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	12,764,832	10,423,809
[d,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	7,392,342	7,379,843
[d,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.661% (TSFR1M + 1.26%) due 5/15/2038	8,727,000	8,526,522
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	19,384	19,227
[d,e,g]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	10,977,897	155,810
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,715,489
[d,e]	Series 2019-3 Class B3, 6.275% due 9/25/2059	842,000	701,719
[e]	Series 2019-3 Class XS1, due 9/25/2059	10,809,275	108
[e]	Series 2019-3 Class XS2, due 9/25/2059	10,268,708	540,353
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	931,240	847,498
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	5,816,660	4,692,779
[d,e]	Series 2022-1 Class B2, 3.969% due 3/27/2062	4,204,000	2,708,785
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.551% due 11/25/2046	2,333,017	1,808,266
[e]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	18,658,000	15,672,640
[d,e]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	5,196,841	4,972,962
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	14,301,787	11,967,156
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.657% due 7/25/2048	2,329,362	2,080,687
[d,e]	Series 2018-2 Class B4, 3.657% due 7/25/2048	2,040,000	1,371,182
[d,e]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	11,200,000	11,277,466
[d,e]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class A1, 3.25% due 3/25/2058	881,968	866,532
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	9,990,244	9,626,721
[d,e]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.793% due 8/25/2057	10,000,000	9,967,133
[d,e]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A2, 1.986% due 4/25/2065	800,734	758,732
[d,e]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 4.992% due 5/25/2051	9,253,748	9,218,616
[d,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.937% due 3/15/2040	4,050,000	4,074,689
	Wells Fargo Commercial Mortgage Trust, CMBS,
	Series 2016-C34 Class A2, 2.603% due 6/15/2049	563,539	553,316
[d,e]	Series 2018-1745 Class A, 3.749% due 6/15/2036	4,000,000	3,530,733
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	84,055,488	2,345,274
[d,e]	Series 2021-INV1 Class B4, 3.312% due 8/25/2051	1,604,007	1,230,035
[d,e]	Series 2021-INV1 Class B5, 3.312% due 8/25/2051	1,287,131	957,791
[d,e]	Series 2021-INV1 Class B6, 3.312% due 8/25/2051	979,690	444,163
	Total Mortgage Backed (Cost $2,485,725,855)		2,465,496,378
	Loan Participations — 0.9%
	Capital Goods — 0.0%
	Aerospace & Defense — 0.0%
[j]	Dynasty Acquisition Co., Inc., due 10/31/2031	4,580,000	4,597,175
			4,597,175

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.1%
[k]	Imagefirst Holdings LLC, 8.579% (SOFR + 4.25%) due 4/27/2028	$ 12,627,211	$ 12,627,211
	Professional Services — 0.1%
[k]	CACI International, Inc., 6.107% - 6.303% (SOFR + 1.75%) due 10/30/2031	3,500,000	3,502,205
[k]	GTCR W Merger Sub LLC, 7.326% (SOFR + 3.00%) due 1/31/2031	3,000,000	3,011,880
			19,141,296
	Consumer Discretionary Distribution & Retail — 0.0%
	Specialty Retail — 0.0%
[k]	Belron Finance 2019 LLC, 7.273% (SOFR + 2.75%) due 10/16/2031	997,500	1,005,610
			1,005,610
	Consumer Durables & Apparel — 0.0%
	Textiles, Apparel & Luxury Goods — 0.0%
[k]	Champ Acquisition Corp., 8.857% (SOFR + 4.50%) due 11/7/2031	2,000,000	2,011,660
[k]	Hanesbrands, Inc., 8.107% (SOFR + 3.75%) due 3/8/2030	1,114,655	1,123,015
			3,134,675
	Consumer Services — 0.1%
	Commercial Services & Supplies — 0.0%
[k]	GEO Group, Inc., 9.595% (SOFR + 5.25%) due 4/13/2029	3,564,696	3,621,125
	Hotels, Restaurants & Leisure — 0.1%
[k]	Life Time Fitness, Inc., 7.025% (SOFR + 2.50%) due 11/5/2031	2,000,000	2,005,500
[k]	TKC Holdings, Inc., 9.356% (SOFR + 5.00%) due 5/15/2028	4,425,180	4,472,220
			10,098,845
	Health Care Equipment & Services — 0.1%
	Health Care Providers & Services — 0.1%
[k]	Select Medical Corp., 6.531% (SOFR + 2.00%) due 12/3/2031	6,000,000	6,012,480
			6,012,480
	Materials — 0.1%
	Chemicals — 0.1%
[k]	TPC Group, Inc., 10.109% (SOFR + 5.75%) due 11/21/2031	13,000,000	12,918,750
			12,918,750
	Media & Entertainment — 0.1%
	Media — 0.1%
[k]	Century DE Buyer LLC, 8.359% (SOFR + 4.00%) due 10/30/2030	3,482,500	3,508,619
[k]	DirecTV Financing LLC, 9.847% (SOFR + 5.00%) due 8/2/2027	3,730,120	3,736,573
			7,245,192
	Software & Services — 0.1%
	Internet Software & Services — 0.1%
[k]	Titan AcquisitionCo New Zealand Ltd., 8.329% (SOFR + 4.00%) due 10/18/2028	7,254,850	7,268,489
			7,268,489
	Technology Hardware & Equipment — 0.2%
	Communications Equipment — 0.1%
[k]	GoTo Group, Inc., 9.297% (SOFR + 4.75%) due 4/28/2028	5,062,378	3,254,932
	Technology Hardware, Storage & Peripherals — 0.1%
[k]	Xerox Holdings Corp., 8.329% - 8.357% (SOFR + 4.00%) due 11/17/2029	11,400,000	11,369,106
			14,624,038
	Total Loan Participations (Cost $87,494,384)		86,046,550
	Short-Term Investments — 4.3%
[l]	Thornburg Capital Management Fund	41,181,565	411,815,650
	Total Short-Term Investments (Cost $411,815,650)		411,815,650
	Total Investments — 99.1% (Cost $9,578,383,255)		$9,466,514,548
	Other Assets Less Liabilities — 0.9%		82,791,321

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$9,549,305,869

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2024
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	98,911,000	3/25/2025	102,829,308	$ 7,889,193	$ —
Euro	SSB	Sell	9,078,000	10/14/2025	9,548,986	579,729	—

Total						$8,468,922	—

Net unrealized appreciation (depreciation)						$8,468,922

*	Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $4,534,552,391, representing 47.49% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.
h	Bond in default.
i	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2024.
j	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate ("SOFR") plus a premium which was determined at the time of purchase.
k	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at December 31, 2024.
l	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ARM	Adjustable Rate Mortgage
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
HFFA	Health Facilities Financing Authority
IDR	Denominated in Indonesian Rupiah
Mtg	Mortgage
PIK	Payment-in-kind
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Thornburg Capital Mgmt. Fund	$603,113,236	$550,364,901	$(741,662,487)	$-	$-	$411,815,650	$5,950,513